GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)
Accumulated deficit	$ (1,936,988)		$ (1,906,054)	$ (1,000,733)
Net loss for the year	(35,214)	$ (212,107)	(907,225)	$ (598,941)
Working capital deficit	$ (1,966,665)		$ (1,814,519)